BUSINESS TRANSACTIONS - Sale of Royalty Portfolio (Details) $ in Millions				12 Months Ended
	Nov. 08, 2022 USD ($)	May 27, 2020 USD ($)	May 27, 2020 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ (5,387.9)
(Gain) loss on discontinuation of equity method accounting				$ 0.0	$ (10.2)
Royalty Portfolio Purchase Agreement
Disclosure of detailed information about business combination [line items]
Consideration paid (received)		$ (64.2)
Portion of consideration paid (received) consisting of cash and cash equivalents		10.0
Deferred Cash Payment Receivable, Fair Value		10.8	$ 10.8
Deferred Cash Payment Receivable		$ 10.0	$ 10.0
Interest on cash deferred payment, percentage		3.00%
Consideration received, fair value of common shares		$ 43.4
Nomad Royalty Company | Royalty Portfolio Purchase Agreement
Disclosure of detailed information about business combination [line items]
Conversion price per share | $ / shares			$ 0.90